SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT REPORTING
Schedule of segment reporting
Figures in million - SA rand	Group	Total Southern Africa	Total SA gold operations	Drie-fontein	Kloof	Beatrix	Cooke	DRD-GOLD[1]	Corporate and re- conciling items[2]	Total SA PGM operations	Kroondal	Platinum Mile	Mimosa	Rusten-burg operation	Corporate and re- conciling items[2]	Total US PGM operations Stillwater	Group Corporate and re-conciling items
2018
Revenue	50,656.4	34,810.3	19,656.7	5,111.2	8,131.7	4,601.3	841.8	1,047.5	(76.8)	15,153.6	3,584.4	196.7	1,857.5	11,372.5	(1,857.5)	15,872.8	(26.7)
Underground	38,605.7	30,202.3	16,157.2	4,782.4	6,937.9	4,467.8	45.9	-	(76.8)	14,045.1	3,584.4	-	1,857.5	10,460.7	(1,857.5)	8,430.1	(26.7)
Surface	4,608.0	4,608.0	3,499.5	328.8	1,193.8	133.5	795.9	1,047.5	-	1,108.5	-	196.7	-	911.8	-	-	-
Recycling	7,442.7	-	-	-	-	-	-	-	-	-	-	-	-	-	-	7,442.7	-
Cost of sales, before amortisation and depreciation	(41,515.2)	(29,794.3)	(17,698.3)	(5,709.3)	(6,364.8)	(3,910.8)	(693.4)	(1,020.0)	-	(12,096.0)	(2,739.4)	(152.7)	(1,235.7)	(9,203.9)	1,235.7	(11,720.9)	-
Underground	(30,248.7)	(25,724.3)	(14,592.9)	(5,386.7)	(5,352.2)	(3,841.0)	(13.0)	-	-	(11,131.4)	(2,739.4)	-	(1,235.7)	(8,392.0)	1,235.7	(4,524.4)	-
Surface	(4,070.0)	(4,070.0)	(3,105.4)	(322.6)	(1,012.6)	(69.8)	(680.4)	(1,020.0)	-	(964.6)	-	(152.7)	-	(811.9)	-	-	-
Recycling	(7,196.5)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(7,196.5)	-
Net other cash costs	(771.8)	(771.8)	(596.0)	(50.2)	(44.8)	(37.2)	(573.4)	8.7	100.9	(175.8)	(52.7)	(1.2)	(6.7)	(121.1)	5.9	-	-
Adjusted EBITDA	8,369.4	4,244.2	1,362.4	(648.3)	1,722.1	653.3	(425.0)	36.2	24.1	2,881.8	792.3	42.8	615.1	2,047.5	(615.9)	4,151.9	(26.7)
Amortisation and depreciation	(6,613.8)	(4,379.4)	(3,305.0)	(1,200.9)	(1,378.8)	(635.3)	(5.7)	(57.9)	(26.4)	(1,074.4)	(370.4)	(3.0)	(191.6)	(697.1)	187.7	(2,234.4)	-
Interest income	482.1	398.9	315.4	94.3	72.0	40.0	41.7	26.1	41.3	83.5	60.3	1.3	0.1	20.2	1.6	83.2	-
Finance expense	(3,134.7)	(1,177.3)	(754.9)	(234.9)	(245.9)	(143.6)	(78.1)	(33.0)	(19.4)	(422.4)	(130.5)	-	(13.0)	(1,890.6)	1,611.7	(1,797.1)	(160.3)
Share-based payments	(299.4)	(263.7)	(263.7)	(0.2)	-	-	-	(3.2)	(260.3)	-	-	-	-	-	-	(35.7)	-
Net other[3]	3,284.0	3,215.2	2,488.9	(362.8)	(110.3)	(57.8)	(106.2)	(419.1)	3,545.1	726.3	137.6	0.7	(9.2)	4,348.0	(3,750.8)	68.8	-
Non-underlying items[4]	(3,311.9)	(3,101.2)	(3,071.5)	(2,157.6)	27.2	(156.6)	(50.6)	(4.6)	(729.3)	(29.7)	0.4	-	-	(30.7)	0.6	(210.7)	-
Royalties	(212.6)	(212.6)	(50.6)	1.4	(29.0)	(18.8)	(4.2)	-	-	(162.0)	(5.5)	-	(57.6)	(156.5)	57.6	-	-
Current taxation	(95.3)	(333.6)	(55.1)	63.9	(75.3)	5.5	0.8	(3.0)	(47.0)	(278.5)	-	-	(103.4)	(277.4)	102.3	238.3	-
Deferred taxation	(988.5)	807.2	999.8	922.9	313.1	127.8	-	(132.0)	(232.0)	(192.6)	(168.9)	(9.2)	(29.9)	(15.5)	30.9	(1,795.7)	-
Loss for the year	(2,520.7)	(802.3)	(2,334.3)	(3,522.2)	295.1	(185.5)	(627.3)	(590.5)	2,296.1	1,532.0	315.3	32.6	210.5	3,347.9	(2,374.3)	(1,531.4)	(187.0)
Attributable to:	-														-
Owners of the parent	(2,499.6)	(781.2)	(2,310.5)	(3,522.2)	295.1	(185.5)	(627.3)	(565.8)	2,295.2	1,529.3	315.3	29.9	210.5	3,347.9	(2,374.3)	(1,531.4)	(187.0)
Non-controlling interest holders	(21.1)	(21.1)	(23.8)	-	-	-	-	(24.7)	0.9	2.7	-	2.7	-	-	-	-	-

Sustaining capital expenditure	(1,271.2)	(1,011.0)	(546.6)	(228.1)	(220.6)	(82.6)	-	(14.5)	(0.8)	(464.4)	(141.4)	(9.5)	(170.9)	(313.5)	170.9	(260.2)	-
Ore reserve development	(3,530.4)	(2,531.5)	(2,053.6)	(817.1)	(839.6)	(396.9)	-	-	-	(477.9)	-	-	-	(477.9)	-	(998.9)	-
Growth projects	(2,279.2)	(705.2)	(647.5)	(0.4)	(141.8)	(1.7)	-	(303.3)	(200.3)	(57.7)	-	(57.1)	-	(0.6)	-	(1,574.0)	-
Total capital expenditure	(7,080.8)	(4,247.7)	(3,247.7)	(1,045.6)	(1,202.0)	(481.2)		(317.8)	(201.1)	(1,000.0)	(141.4)	(66.6)	(170.9)	(792.0)	170.9	(2,833.1)	-

1 DRDGOLD’s performance is for five months ended 31 December 2018 since acquisition (refer to note 13.1).

[2] Corporate and reconciling items represents the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue.

[3] Net other costs consists of loss on financial instruments, gain on foreign exchange differences, change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable, and other income. Corporate and reconciling items net other costs includes the share of results equity-accounted investees after tax as detailed in profit or loss.

[4] Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, gain on derecognition of borrowings and derivative financial instrument, occupational healthcare expense, restructuring costs, and transaction costs as detailed in profit or loss.

Figures in million - SA rand	Group	Total Southern Africa	Total SA gold operations	Driefontein	Kloof	Beatrix	Cooke	Corporate and re- conciling items[1]	Total SA PGM operations	Kroondal	Platinum Mile	Mimosa	Rusten-burg operation	Corporate and re- conciling items[1]	Total US PGM operations Stillwater[2]
2017
Revenue	45,911.6	36,750.0	23,473.6	8,076.9	8,845.1	4,875.8	1,676.5	(0.7)	13,276.4	2,861.5	194.1	1,687.7	10,220.8	(1,687.7)	9,161.6
Underground	37,790.3	33,168.0	21,143.2	7,148.1	7,985.3	4,753.1	1,257.4	(0.7)	12,024.8	2,861.5	-	1,687.7	9,163.3	(1,687.7)	4,622.3
Surface	3,582.0	3,582.0	2,330.4	928.8	859.8	122.7	419.1	-	1,251.6	-	194.1	-	1,057.5	-	-
Recycling	4,539.3	-	-	-	-	-	-	-	-	-	-	-	-	-	4,539.3
Cost of sales, before amortisation and depreciation	(36,482.7)	(29,471.0)	(17,879.2)	(6,203.5)	(5,762.7)	(3,952.5)	(1,960.5)	-	(11,591.8)	(2,395.9)	(129.8)	(1,200.5)	(9,066.1)	1,200.5	(7,011.7)
Underground	(29,345.3)	(26,710.5)	(16,032.2)	(5,488.9)	(5,109.5)	(3,852.1)	(1,581.7)	-	(10,678.3)	(2,395.9)	-	(1,200.5)	(8,282.4)	1,200.5	(2,634.8)
Surface	(2,760.5)	(2,760.5)	(1,847.0)	(714.6)	(653.2)	(100.4)	(378.8)	-	(913.5)	-	(129.8)	-	(783.7)	-	-
Recycling	(4,376.9)	-	-	-	-	-	-	-	-	-	-	-	-	-	(4,376.9)
Net other cash costs	(383.8)	(376.5)	(285.9)	(32.4)	(37.9)	(13.3)	(243.4)	41.1	(90.6)	(34.7)	(12.6)	34.2	(41.8)	(35.7)	(7.3)
Adjusted EBITDA	9,045.1	6,902.5	5,308.5	1,841.0	3,044.5	910.0	(527.4)	40.4	1,594.0	430.9	51.7	521.4	1,112.9	(522.9)	2,142.6
Amortisation and depreciation	(5,699.7)	(4,268.3)	(3,507.5)	(1,126.5)	(1,404.5)	(696.2)	(256.4)	(23.9)	(760.8)	(239.0)	(2.6)	(211.7)	(514.7)	207.2	(1,431.4)
Interest income	415.5	363.7	205.7	77.6	71.1	18.4	12.5	26.1	158.0	57.0	2.1	8.8	96.6	(6.5)	51.8
Finance expense	(2,971.8)	(1,517.7)	(1,182.2)	(220.9)	(246.9)	(128.4)	(76.7)	(509.3)	(335.5)	(90.7)	-	(10.0)	(244.9)	10.1	(1,454.1)
Share-based payments	(231.9)	(227.0)	(227.0)	(2.8)	(1.8)	(1.3)	-	(221.1)	-	-	-	-	-	-	(4.9)
Net other[3]	(779.1)	(756.0)	296.5	24.1	23.4	(34.7)	(76.9)	360.6	(1,052.5)	(181.7)	0.7	(11.0)	(893.1)	32.6	(23.1)
Non-underlying items[4]	(6,759.1)	(6,688.2)	(6,535.8)	(74.9)	(50.4)	(675.3)	(3,664.7)	(2,070.5)	(152.4)	(9.0)	-	-	(134.9)	(8.5)	(70.9)
Royalties	(398.5)	(398.5)	(325.3)	(77.8)	(189.3)	(44.5)	(13.7)	-	(73.2)	(5.6)	-	(60.4)	(67.6)	60.4	-
Current taxation	(504.2)	(405.3)	(385.4)	(14.8)	(350.1)	(12.4)	-	(8.1)	(19.9)	-	(9.3)	(59.3)	(10.0)	58.7	(98.9)
Deferred taxation	3,450.8	533.8	549.2	(12.0)	61.4	245.3	1.5	253.0	(15.4)	(24.8)	(4.3)	(2.8)	12.7	3.8	2,917.0
Loss for the year	(4,433.1)	(6,461.2)	(5,803.5)	412.8	957.4	(419.1)	(4,601.8)	(2,152.8)	(657.7)	(62.9)	38.3	175.0	(643.0)	(165.1)	2,028.1
Attributable to:
Owners of the parent	(4,437.4)	(6,465.5)	(5,804.6)	412.8	957.4	(419.1)	(4,601.8)	(2,153.9)	(660.9)	(62.9)	35.1	175.0	(643.0)	(165.1)	2,028.1
Non-controlling interest holders	4.3	4.3	1.1	-	-	-	-	1.1	3.2	-	3.2	-	-	-	-

Sustaining capital expenditure	(1,325.6)	(1,098.7)	(531.1)	(235.0)	(210.2)	(63.1)	(8.5)	(14.3)	(567.6)	(190.5)	(11.0)	(222.5)	(366.1)	222.5	(226.9)
Ore reserve development	(3,291.6)	(2,753.0)	(2,288.0)	(876.1)	(876.2)	(482.0)	(53.7)	-	(465.0)	-	-	-	(465.0)	-	(538.6)
Growth projects	(1,481.6)	(593.3)	(591.0)	(44.4)	(147.1)	(0.5)	(11.7)	(387.3)	(2.3)	-	(2.3)	-	-	-	(888.3)
Total capital expenditure	(6,098.8)	(4,445.0)	(3,410.1)	(1,155.5)	(1,233.5)	(545.6)	(73.9)	(401.6)	(1,034.9)	(190.5)	(13.3)	(222.5)	(831.1)	222.5	(1,653.8)

[1] Corporate and reconciling items represents the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue.

[2] Stillwater’s performance is for eight months ended 31 December 2017 since acquisition (refer to note 13.2).

[3] Net other costs consists of loss on financial instruments, gain on foreign exchange differences, change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable, and other income. Corporate and reconciling items net other costs includes the share of results of equity-accounted investees after tax as detailed in profit or loss.

[4] Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, occupational healthcare expense, restructuring costs, and transaction costs as detailed in profit or loss.

Figures in million - SA rand	Group Total Southern Africa	Total SA gold operations	Driefontein	Kloof	Beatrix	Cooke	Corporate and reconciling items[1]	Total SA PGM operations	Kroondal[2]	Platinum Mile[2]	Mimosa[2]	Rusten-burg operation[3]	Corporate and re- conciling items[1]
2016
Revenue	31,240.7	27,501.3	9,401.1	8,890.9	5,883.9	3,362.2	(36.8)	3,739.4	1,973.3	131.1	1,223.2	1,656.0	(1,244.2)
Underground	28,026.5	24,608.4	8,105.3	8,012.6	5,626.9	2,900.4	(36.8)	3,418.1	1,973.3	-	1,223.2	1,465.8	(1,244.2)
Surface	3,214.2	2,892.9	1,295.8	878.3	257.0	461.8	-	321.3	-	131.1	-	190.2	-
Cost of sales, before amortisation and depreciation	(20,709.1)	(17,346.0)	(5,566.6)	(5,041.0)	(3,753.4)	(2,985.0)	-	(3,363.1)	(1,689.8)	(90.8)	(969.0)	(1,582.5)	969.0
Underground	(18,800.6)	(15,655.1)	(4,852.1)	(4,609.4)	(3,567.4)	(2,626.2)	-	(3,145.5)	(1,689.8)	-	(969.0)	(1,455.7)	969.0
Surface	(1,908.5)	(1,690.9)	(714.5)	(431.6)	(186.0)	(358.8)	-	(217.6)	-	(90.8)	-	(126.8)	-
Net other cash costs	(261.2)	(235.2)	(52.0)	(49.2)	(44.6)	(87.1)	(2.3)	(26.0)	(20.6)	(0.7)	192.5	3.2	(200.4)
Adjusted EBITDA	10,270.4	9,920.1	3,782.5	3,800.7	2,085.9	290.1	(39.1)	350.3	262.9	39.6	446.7	76.7	(475.6)
Amortisation and depreciation	(4,041.9)	(3,814.7)	(1,012.9)	(1,190.7)	(818.0)	(770.8)	(22.3)	(227.2)	(162.9)	(1.2)	(223.7)	(58.6)	219.2
Interest income	331.4	289.6	70.8	62.3	34.1	32.5	89.9	41.8	34.6	(9.0)	0.5	8.2	7.5
Finance expense	(903.1)	(806.2)	(143.1)	(156.0)	(77.6)	(75.8)	(353.7)	(96.9)	(70.6)	-	(11.2)	(26.2)	11.1
Share-based payments	(496.2)	(255.9)	(16.5)	(13.7)	(9.1)	-	(216.6)	(240.3)	-	-	-	-	(240.3)
Net other[4]	(897.4)	(794.1)	(174.1)	(138.7)	(125.9)	(27.9)	(327.5)	(103.3)	19.4	0.1	(4.8)	(95.4)	(22.6)
Non-underlying items[5]	548.2	(1,548.5)	(20.8)	15.7	(12.6)	(1,423.9)	(106.9)	2,096.7	(1.3)	-	-	2,105.2	(7.2)
Royalties	(566.6)	(528.0)	(204.8)	(194.3)	(113.2)	(15.7)	-	(38.6)	(10.2)	-	(82.9)	(28.3)	82.8
Current taxation	(1,111.8)	(1,111.3)	(472.3)	(422.0)	(223.0)	(1.1)	7.1	(0.5)	-	-	(22.8)	-	22.3
Deferred taxation	(90.3)	(164.5)	(64.3)	(148.5)	19.4	35.3	(6.4)	74.2	16.9	(11.6)	13.1	68.1	(12.3)
Profit for the year	3,042.7	1,186.5	1,744.5	1,614.8	760.0	(1,957.3)	(975.5)	1,856.2	88.8	17.9	114.9	2,049.7	(415.1)
Attributable to:
Owners of the parent	3,473.3	1,619.4	1,744.5	1,614.8	760.0	(1,523.5)	(976.4)	1,853.9	88.8	15.6	114.9	2,049.7	(415.1)
Non-controlling interest holders	(430.6)	(432.9)	-	-	-	(433.8)	0.9	2.3	-	2.3	-	-	-

Sustaining capital expenditure	(1,010.5)	(683.5)	(218.5)	(261.2)	(84.8)	(48.9)	(70.1)	(327.0)	(175.8)	(1.3)	(159.8)	(148.7)	158.6
Ore reserve development	(2,394.4)	(2,394.4)	(779.0)	(912.9)	(542.9)	(159.6)	-	-	-	-	-	-	-
Growth projects	(746.3)	(746.3)	(54.1)	(130.1)	(0.7)	(40.7)	(520.7)	-	-	-	-	-	-
Total capital expenditure	(4,151.2)	(3,824.2)	(1,051.6)	(1,304.2)	(628.4)	(249.2)	(590.8)	(327.0)	(175.8)	(1.3)	(159.8)	(148.7)	158.6

[1] Corporate and reconciling items represents the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue.

[2] The performance of Kroondal, Platinum Mile, and Mimosa is for the nine months ended 31 December 2016 since acquisition. The Mimosa segment information reflects the financial information provided to the chief operating decision maker. In the consolidated financial statements this operating segment is accounted for using the equity method which differs from the measures used by the chief operating decision maker.

[3] Rustenburg operation’s performance is for two months ended 31 December 2016 since acquisition.

[4] Net other consists of loss on financial instruments, gain on foreign exchange differences, change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable, and other income. Corporate and reconciling net other costs includes the share of results of equity-accounted investees after tax as detailed in profit or loss.

[5] Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, restructuring costs, transaction costs, and gain on acquisition as detailed in profit or loss.